OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

February 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Oppenheimer Municipal Fund on behalf of its series, Oppenheimer Rochester Limited Term Municipal Fund (the “Registrant”)
Reg. No. 33-08054; File No. 811-4803

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2016.

Sincerely,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Vice President and Assistant Counsel
(212) 323-5905
cliuhartman@ofiglobal.com

cc:	Gloria LaFond
Edward Gizzi, Esq.